Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Revenues from proprietary products	$ 37,128	$ 31,436	$ 110,032	$ 86,437	$ 115,458
Revenues from distribution	4,612	6,498	11,916	19,650	27,061
Total revenues	41,740	37,934	121,948	106,087	142,519
Cost of revenues from proprietary products	20,869	17,447	59,207	47,863	63,342
Cost of revenues from distribution	3,637	5,684	9,805	17,146	23,687
Total cost of revenues	24,506	23,131	69,012	65,009	87,029
Gross profit	17,234	14,803	52,936	41,078	55,490
Research and development expenses	3,414	3,180	12,512	10,694	13,933
Selling and marketing expenses	4,501	3,711	13,862	11,573	16,193
General and administrative expenses	4,014	3,701	11,578	10,603	14,381
Other expenses (income)	11	(157)	11	920	919
Operating income	5,294	4,368	14,973	7,288	10,064
Financial income	646	67	1,434	92	588
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(60)	553	255	726	55
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,766)	(1,288)	(5,316)	(3,358)	(980)
Financial expenses	(167)	(404)	(471)	(1,343)	(1,298)
Income before tax on income	3,947	3,296	10,875	3,405	8,429
Taxes on income	84	73	221	179	145
Net income	3,863	3,223	10,654	3,226	8,284
Other comprehensive income (loss) :
Gain (loss) on cash flow hedges	32	(90)	(63)	(334)	(186)
Net amounts transferred to the statement of profit or loss for cash flow hedges	(4)	59	(61)	324	414
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan		(106)	8	(30)	(73)
Total comprehensive income (loss)	$ 3,891	$ 3,086	$ 10,538	$ 3,186	$ 8,439
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.07	$ 0.07	$ 0.19	$ 0.07	$ 0.17
Diluted net earnings per share (in Dollars per share)	$ 0.07	$ 0.06	$ 0.18	$ 0.06	$ 0.15